DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Jan. 31, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS

Our primary objective for holding derivative financial instruments is to manage foreign currency exchange rate risk when deemed appropriate. We enter into these contracts in the normal course of business to mitigate risks and not for speculative purposes.

Foreign Currency Forward Contracts

Under our risk management strategy, we periodically use foreign currency forward contracts to manage our short-term exposures to fluctuations in operational cash flows resulting from changes in foreign currency exchange rates. These cash flow exposures result from portions of our forecasted operating expenses, primarily compensation and related expenses, which are transacted in currencies other than the U.S. dollar, most notably the New Israeli Shekel. We also periodically utilize foreign currency forward contracts to manage exposures resulting from forecasted customer collections to be remitted in currencies other than the applicable functional currency, and exposures from cash, cash equivalents, short-term investments and accounts payable denominated in currencies other than the applicable functional currency. These foreign currency forward contracts generally have maturities of no longer than twelve months.

We held outstanding foreign currency forward contracts with notional amounts of $43.1 million and $60.9 million as of January 31, 2026 and 2025, respectively.

Fair Values of Derivative Financial Instruments

The fair values of our derivative financial instruments and their classifications in our consolidated balance sheets as of January 31, 2026 and 2025 were as follows:

		January 31,
(in thousands)	Balance Sheet Classification	2026	2025
Derivative assets:
Foreign currency forward contracts:
Designated as cash flow hedges	Prepaid expenses and other current assets	$8,555	$2,490
Not designated as hedging instruments	Prepaid expenses and other current assets	—	32
Total derivative assets		$8,555	$2,522

Derivative liabilities:
Foreign currency forward contracts:
Designated as cash flow hedges	Accrued expenses and other current liabilities	$—	$259
Not designated as hedging instruments	Accrued expenses and other current liabilities	—	3
Total derivative liabilities		$—	$262
Derivative Financial Instruments in Cash Flow Hedging Relationships

The effects of derivative financial instruments designated as cash flow hedges on accumulated other comprehensive loss (“AOCL”) and on the consolidated statements of operations for the years ended January 31, 2026, 2025, and 2024, were as follows:

	Year Ended January 31,
(in thousands)	2026	2025	2024
Net gains recognized in AOCL:
Foreign currency forward contracts	$6,324	$630	$2,228

Net gains (losses) reclassified from AOCL to the consolidated statements of operations:
Foreign currency forward contracts	$11,144	$1,025	$(6,484)

For information regarding the line item locations of the net gains (losses) on derivative financial instruments reclassified out of AOCL into the consolidated statements of operations, see Note 10, “Accumulated Other Comprehensive Loss.”

All of the foreign currency forward contracts underlying the $8.6 million of net unrealized gains recorded in our accumulated other comprehensive loss at January 31, 2026 mature within twelve months, and therefore we expect all such gains to be reclassified into earnings within the next twelve months.

Derivative Financial Instruments Not Designated as Hedging Instruments

Gains (losses) recognized on derivative financial instruments not designated as hedging instruments in our consolidated statements of operations for the years ended January 31, 2026, 2025, and 2024, were as follows:

	Classification in Consolidated Statements of Operations	Year Ended January 31,
(in thousands)		2026	2025	2024
Foreign currency forward contracts	Other (expense) income, net	$595	$178	$(330)